Revenue - Summary of Revenue Disaggregated By Major Service Line and Timing of Revenue Recognition (Parenthetical) (Detail) - CAD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 2,906,100		$ 7,434,319		$ 9,604,729		$ 21,426,348		$ 25,596,972	$ 26,928,439	$ 18,340,249
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reversal of revenue previously reported						534,662
Revenue from contracts with customers		2,906,100	[1],[2]	7,175,306	[1],[2]	10,551,763	[1],[2]	18,877,157	[1],[2]	24,422,749	18,551,736	12,375,586
Goods or services transferred over time [member] | Agnity Global Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		403,477				2,879,772
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reversal of revenue previously reported						2,037,014
Revenue from contracts with customers		0	[1],[2]	259,013	[1],[2]	(947,034)	[1],[2]	2,549,191	[1],[2]	1,174,223	8,376,703	5,964,663
Goods or services transferred at point in time [member] | Agnity Global Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		4,789
Net Revenue Reversal At Apoint In Time [Member] | Agnity Global Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers						1,029,183
AssetCare initialization [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reversal of revenue previously reported						2,037,014
Revenue from contracts with customers	[4]	54,743	[3]	259,013	[3]	498,213	[3]	1,077,577	[3]	1,250,181	7,689,232	5,964,663
AssetCare initialization [Member] | Agnity Global Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		4,789				13,360
AssetCare solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reversal of revenue previously reported						534,662
Revenue from contracts with customers	[5]	2,688,087	[3]	7,060,883	[3]	11,372,289	[3]	19,575,341	[3]	23,461,748	12,809,054	2,939,582
AssetCare solutions [Member] | Agnity Global Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		403,477				4,408,905
Contract Modification Revenue Reversal [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[3],[6]					(2,571,676)
Contract Modification Revenue Reversal [Member] | Agnity Global Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers						2,571,676
Engineering Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[7]	163,270	[3]	$ 114,423	[3]	$ 305,903	[3]	$ 773,430	[3]	$ 885,043	$ 6,430,153	$ 9,436,004
Engineering Services [Member] | Agnity Global Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 0

[1]	Revenues from Agnity: For the three months ended September 30, 2022, revenue from Agnity consisted of $403,477 for Over time and $4,789 for At a point in time upon completion. For the nine months ended September 30, 2022, revenue from Agnity consisted of $2,879,772 for Over time and $1,029,183 in net revenue reversal for At a point in time upon completion.
[2]	See table above and related footnote 4. The nine months ended September 30, 2022 reflects the reversal of $534,662 of revenue recognized over time and $2,037,014 of revenue recognized at point in time upon completion.
[3]	Revenues from Agnity: For the three months ended September 30, 2022, revenue from Agnity consisted of $4,789 for AssetCare Initialization, $403,477 for AssetCare Solutions, and $nil for Engineering Services. For the nine months ended September 30, 2022, revenue from Agnity consisted of $13,360 for AssetCare Initialization, $4,408,905 for AssetCare Solutions, and $2,571,676 for Contract modification revenue reversal.
[4]	Revenues from initial implementation and activation of AssetCare projects, including the sale of hardware.
[5]	Revenues include sales of subscriptions to AssetCare, other subscriptions, post contract support and maintenance, perpetual software licenses, and installation and engineering services.
[6]	During the nine months ended September 30, 2022, the Company cancelled a multi-year customer contract for which services had been performed in prior periods, resulting in a contract modification. As a result, revenue from AssetCare Initialization of $2,037,014 and AssetCare Solutions of $534,662 which were recorded in prior periods was reversed during the nine months ended September 30, 2022.
[7]	Revenues includes consulting, implementation and integration services entered into on a time and materials basis or fixed fee basis without the use of AssetCare.